ADVANCES FROM THE FEDERAL HOME LOAN BANK (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Maturing within the year ending September 30, Amount
2012	$ 60,000,000
2015	25,000,000
2015		25,000,000
Thereafter	4,000,000
Thereafter		4,000,000
Total	89,000,000	29,000,000
Maturing within the year ending September 30, Weighted Average Interest Rate
2012 (as a percent)	0.25%
2015 (as a percent)	2.70%
2015 (as a percent)		2.70%
Thereafter (as a percent)	5.48%
Thereafter (as a percent)		5.48%
Total (as a percent)	1.18%	3.08%
Additional disclosure of advances from the Federal Home Loan Bank
Average balances of advances	32,200,000	81,400,000
Maximum month-end balances	89,000,000	257,500,000
Average rates paid during the years (as a percent)	2.86%	1.32%
Ability to borrow funds equal to percentage of total assets	25.00%
Additional borrowing capacity available under the arrangement	$ 168,600,000